Note 10 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of shares	Weighted average grant date fair value
		$

Outstanding at December 31, 2018	155,250	19.94
Granted	112,427	14.11
Vested	(113,102)	17.90
Forfeited	-	-
Outstanding at December 31, 2019	154,575	17.19
Granted	14,394	12.82
Vested	(38,023)	15.19
Forfeited	-	-
Outstanding at December 31, 2020	130,946	17.30
Granted	15,164	14.64
Vested	(22,683)	14.78
Forfeited	(40,679)	14.00
Outstanding at December 31, 2021	82,748	19.12
Expected to vest at December 31, 2021	7,748	12.52

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		$	$	Years	$

Outstanding at December 31, 2018	465,900	27.91		9.12
Granted	19,700	13.96	8.63
Canceled	(335,900)	29.00	19.91
Outstanding at December 31, 2019	149,700	23.61		8.69
Granted	1,791,943	13.32	8.21
Forfeited	(2,594)	13.83	8.64
Outstanding at December 31, 2020	1,939,049	14.12		9.38
Granted	1,134,672	11.24	8.19
Exercised	(98,500)	16.13	9.66		473
Forfeited	(307,883)	14.52	9.06
Outstanding at December 31, 2021	2,667,338	12.77		8.82	-
Exercisable as of December 31,2021	871,881	14.58		8.41	-
Vested and expected to vest at December 31, 2021	1,777,271	13.51		8.73	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	December 31,
	2019			2020			2021

Fair value of ordinary share			13.96	10.37	~	17.94	9.48	~	31.31
Risk-free interest rate	1.62%	~	1.68%	0.11%	~	1.64%	0.37%	~	1.47%
Expected term (years)	5.0	~	7.1	5.0	~	10.0	5.0	~	7.49
Expected volatility			70%	70%	~	75%	75%	~	90%
Expected dividend yield			0%			0%			0%
Contractual life (years)			10			10			10
December 31, 2021

Exercise price	10.18
Fair value of ordinary share	10.71
Risk-free interest rate	1.63%
Contractual term (years)	10
Expected volatility	75%
Expected dividend yield	0%

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Year Ended December 31,
	2019	2020	2021
	$	$	$

Research and development	630	4,124	901
General and administrative	1,471	4,070	2,251

Total	2,101	8,194	3,152